                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED SEPTEMBER 28, 2011
                                       TO
               THE PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplements the prospectus dated May 1, 2011 (as supplemented) for the Series L - 4 Year variable annuity contract issued by MetLife Investors USA Insurance Company.

The Series L - 4 Year variable annuity contract offered by this prospectus is no longer available for new sales after October 7, 2011.

On page 1 of the prospectus, change "Series L-4 Year" to "Series L-4 Year (offered between November 22, 2004 and October 7, 2011)."

On the Securities and Exchange Commission's EDGAR system, which is available through the Securities and Exchange Commission web site (http://www.sec.gov), the class (contract) identifier for this contract has been changed to "Series L
- 4 Year (offered between November 22, 2004 and October 7, 2011)."

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614